Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2012
Registrant Name	FEDERATED EQUITY FUNDS
Central Index Key	0000745968
Amendment Flag	false
Document Creation Date	Jun 14, 2013
Document Effective Date	Jun 14, 2013
Prospectus Date	Jan 31, 2013

Federated InterContinental Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R SHARES (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013

1. Effective June 24, 2013, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fee	0.00%[1]	0.75%	0.75%	0.50%	None
Other Expenses	0.56%	0.75%	0.59%	0.47%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	2.41%	2.25%	1.88%	1.17%
Fee Waivers and/or Expense Reimbursements[2]	0.17%	0.32%	0.16%	0.39%	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.09%	2.09%	1.49%	0.99%

1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

2Total Annual Fund Operating Expenses have been restated to reflect an anticipated decrease in the Management Fee. Effective June 24, 2013, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 1.48% and 0.98% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$691	$989	$1,309	$2,211
Expenses assuming no redemption	$691	$989	$1,309	$2,211
B:
Expenses assuming redemption	$794	$1,151	$1,485	$2,513
Expenses assuming no redemption	$244	$751	$1,285	$2,513
C:
Expenses assuming redemption	$328	$703	$1,205	$2,585
Expenses assuming no redemption	$228	$703	$1,205	$2,585
R:
Expenses assuming redemption	$191	$591	$1,016	$2,201
Expenses assuming no redemption	$191	$591	$1,016	$2,201
IS:
Expenses assuming redemption	$119	$372	$644	$1,420
Expenses assuming no redemption	$119	$372	$644	$1,420

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	fef_SupplementTextBlock	Federated InterContinental Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R SHARES (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013

1. Effective June 24, 2013, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fee	0.00%[1]	0.75%	0.75%	0.50%	None
Other Expenses	0.56%	0.75%	0.59%	0.47%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	2.41%	2.25%	1.88%	1.17%
Fee Waivers and/or Expense Reimbursements[2]	0.17%	0.32%	0.16%	0.39%	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.09%	2.09%	1.49%	0.99%

1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

2Total Annual Fund Operating Expenses have been restated to reflect an anticipated decrease in the Management Fee. Effective June 24, 2013, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 1.48% and 0.98% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$691	$989	$1,309	$2,211
Expenses assuming no redemption	$691	$989	$1,309	$2,211
B:
Expenses assuming redemption	$794	$1,151	$1,485	$2,513
Expenses assuming no redemption	$244	$751	$1,285	$2,513
C:
Expenses assuming redemption	$328	$703	$1,205	$2,585
Expenses assuming no redemption	$228	$703	$1,205	$2,585
R:
Expenses assuming redemption	$191	$591	$1,016	$2,201
Expenses assuming no redemption	$191	$591	$1,016	$2,201
IS:
Expenses assuming redemption	$119	$372	$644	$1,420
Expenses assuming no redemption	$119	$372	$644	$1,420

Federated InterContinental Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated InterContinental Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER RIMAX)
CLASS B SHARES (TICKER ICFBX)
CLASS C SHARES (TICKER ICFFX)
CLASS R SHARES (TICKER ICFKX)
INSTITUTIONAL SHARES (TICKER ICFIX)

SUPPLEMENT TO PROSPECTUS DATED January 31, 2013

1. Effective June 24, 2013, under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 14.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fee	0.00%[1]	0.75%	0.75%	0.50%	None
Other Expenses	0.56%	0.75%	0.59%	0.47%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.47%	2.41%	2.25%	1.88%	1.17%
Fee Waivers and/or Expense Reimbursements[2]	0.17%	0.32%	0.16%	0.39%	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	2.09%	2.09%	1.49%	0.99%

1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

2Total Annual Fund Operating Expenses have been restated to reflect an anticipated decrease in the Management Fee. Effective June 24, 2013, the Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses and Tax Reclaim Recovery Expenses) paid by the Fund's A, B, C, R and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.29%, 2.08%, 2.08%, 1.48% and 0.98% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) July 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$691	$989	$1,309	$2,211
Expenses assuming no redemption	$691	$989	$1,309	$2,211
B:
Expenses assuming redemption	$794	$1,151	$1,485	$2,513
Expenses assuming no redemption	$244	$751	$1,285	$2,513
C:
Expenses assuming redemption	$328	$703	$1,205	$2,585
Expenses assuming no redemption	$228	$703	$1,205	$2,585
R:
Expenses assuming redemption	$191	$591	$1,016	$2,201
Expenses assuming no redemption	$191	$591	$1,016	$2,201
IS:
Expenses assuming redemption	$119	$372	$644	$1,420
Expenses assuming no redemption	$119	$372	$644	$1,420

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 14, 2013